Statement of Changes in Stockholders' Equity (Parenthetical)	12 Months Ended
Oct. 31, 2015 shares
Forfeiture of shares of common stock due to underwriter not exercising its over-allotment option	500,000
Common Stock [Member]
Forfeiture of shares of common stock due to underwriter not exercising its over-allotment option	500,000
Sale of Units, net of underwriters discount and offering expenses	10,000,000
Sale of Placement Units	300,000